Note 37 - Interest Income and Expense - Interest Income Break Down By Origin (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income And Expense
Central banks interest income (Interest Income)	€ 482	€ 406	€ 229
Loans and advances to credit institutions( Interest Income)	458	410	217
Loans and advances to customers(Interest Income)	22,831	22,699	21,608
Total Debt securities Interest Income ( Interest Income)	4,395	3,809	4,128
Held for trading Interest Income (Interest Income)	1,552	1,263	1,014
Available-for-sale financial assets(Interest Income)	2,843	2,546	3,114
Total Adjustments of income as a result of hedging transactions (Interest Income)	(201)	427	(385)
Cash flow hedges Interest Income (Interest Income)	(3)	15	12
Fair value hedges Interest Income (Interest Income)	(198)	412	(397)
Insurance activity Interest Income (Interest Income)	1,142	1,058	1,219
Other Income Interest Income (Interest Income)	722	487	692
Total Interest Income (Income Statement)	29,831	29,296	27,708
Of Which Financial Assets at Fair Value Through Other Comprehensive Income	2,306	1,962	0
Of Which Financial Assets at Amortized Cost	24,668	23,803	24,578
Of Which Other	€ 2,856	€ 3,531	€ 3,130